SIGNIFICANT ACCOUNTING POLICIES (Schedule of Net Income Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net income for basic earnings per share	$ 136,310	$ 140,213	$ 93,101
Amortization of debt issuance costs related to the Convertible Notes, net of tax	1,130	1,128	0
Net income for diluted earnings per share	$ 137,440	$ 141,341	$ 93,101
Basic weighted-average shares outstanding	28,828	28,697	28,372
Dilutive effect of share-based compensation	580	492	819
Dilutive effect of Convertible Senior Notes	2,681	2,681	625
Diluted weighted average shares outstanding	32,089	31,870	29,816
Earnings per share:
Basic	$ 4.73	$ 4.89	$ 3.28
Diluted	$ 4.28	$ 4.43	$ 3.12